Interest and Finance Costs	6 Months Ended
Jun. 30, 2017
Interest and Finance Costs [Abstract]
Interest and Finance Costs
12. Interest and Finance Costs:
The amounts in the accompanying unaudited interim condensed consolidated statements of operations are analyzed as follows:
	Six-month period ended June 30,
	2016	2017
Interest costs on long term debt	$118,759	$132,173
Amortization and write off of financing fees	11,032	9,424
Discount on receivable from drilling contract	(1,816)	(308)
Capitalized borrowing costs	(12,361)	(17,474)
Commissions, commitment fees and other financial expenses	364	542
Total	$115,978	$124,357